Goodwill - Changes in the material assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]	Sep. 30, 2021	Sep. 30, 2020
Impairment
Applied terminal value					2.00%	1.50%
Impairment loss	€ 0	€ 0	€ 1,647
Aptuit Execute
Impairment
Recoverable amount exceeding net book value		€ 5,704
Applied terminal value	2.00%	1.50%
Aptuit Execute | Discount rate
Impairment
Applied post-tax discount rate		9.07%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		0.0016
Aptuit Execute | Terminal value
Impairment
Applied terminal value		1.50%
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.0028)
Aptuit Execute | Gross margin
Impairment
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.0035)

[1]	Includes the impacts of the IFRIC final agenda decisions of April 2021 of benefits to periods of service, as described in Note 2 “First time adoption of new accounting standards in the financial year 2021”